COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31:	$
2021	174,509
2022	84,795
2023	45,408
Total	304,712